OTHER CURRENT RECEIVABLES	12 Months Ended
Apr. 30, 2018
Trade and other current receivables [abstract]
OTHER CURRENT RECEIVABLES

NOTE 20 OTHER CURRENT RECEIVABLES

TSEK	APR 30, 2018	APR 30, 2017
Short term financial receivable	33,000	-
VAT receivable	1,079	1,295
Other current receivables	292	95
Total	34,371	1,390

Current financial receivables consist of convertible loans issued but for which payment had not yet been received as of April 30, 2018.